Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases

9. Leases

The Company determines whether an arrangement is a lease at contract inception by establishing if the contract conveys the right to use, or control the use of, identified property, plant, or equipment for a period of time in exchange for consideration. Leases may be classified as finance leases or operating leases. All the Company’s leases are classified as operating leases. Operating lease right-of-use assets and operating lease liabilities are recognized in the Consolidated Balance Sheets. The operating leases of the Company are for real property for office and laboratory use, for which the Company recorded right-of-use assets and lease liabilities as of the ASU 2016-02 effective date or lease commencement date, if later. In addition, the Company enters into leases that meet the short-term exception, having lease terms of 12 months or less, and are therefore not recorded on the Company’s balance sheet. The Company’s leases do not include purchase options. Where the Company’s leases contain options to extend the lease term, the extended lease term is only included in the measurement of the lease when it is reasonably certain to remain in the lease beyond the non-cancelable term. The Company’s leases contain variable lease costs, which pertain to common area maintenance and other operating charges, that are expensed as incurred.

On February 21, 2020, the Company entered into a non-cancellable operating lease in relation to office premises at Hammersmith Road, London for a period of 10 years, with a break clause at 5 years through February 20, 2025. On May 2, 2024, this lease was modified with the break clause being extended through November 20, 2025. As result, the right-of-use asset and operating lease liabilities were remeasured as of June 30, 2024.

On April 30, 2024, the Company entered into a Tenancy at Will agreement to lease office and laboratory suites with immediate termination when notice is served for the three Stevenage Bioscience Catalyst locations at Gunnels Wood Road, Stevenage, Hertfordshire that expired in April 2024. As a result, these locations have been accounted for as short-term leases.

In June 2024, the Company entered into a lease agreement for lab and office space with University College London for six locations previously occupied at the Royal Free Hospital. The term of the agreement is through May 31, 2025. For the two locations that were previously accounted for as long-term leases, the Company has remeasured the right-of-use assets and operating lease liabilities as of June 30, 2024. The remaining four locations will continue to be accounted for as short-term leases.

On February 22, 2024, the Company entered into an amendment to the manufacturing services collaboration agreement for laboratory space access at Gunnels Wood Road, Stevenage, Hertfordshire, with cancellation penalties of up to £1.7 million or $2.1 million as of June 30, 2024 should the Company terminate without due cause. This amendment extended the term through March 31, 2025.

Summary of lease costs recognized under ASU 2016-02

The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Lease cost
Operating lease cost	$1,000	$1,170	$2,016	$2,309
Variable lease cost	1,161	1,340	2,425	2,676
Short-term lease cost	51	109	100	182
	$2,212	$2,619	$4,541	$5,167
Other information:
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases			$2,006	$2,570
Right of use assets obtained in exchange for new operating lease liabilities			$1,743	$2,090
Weighted average remaining lease term (in years)			1.17	1.89
Weighted average discount rate			8.29%	6.01%

Pursuant to the terms of the Company’s non-cancelable lease agreements in effect at June 30, 2024, the following table summarizes the Company’s maturities of operating lease liabilities as of June 30, 2024:

June 30,
2024
Operating lease liabilities payment
2024	$2,223
2025	2,437
Total lease payments	$4,660
Less: imputed interest	(197)
Present value of lease liability	$4,463